Employee Benefit Plans (Retirement Benefits) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Postemployment Benefits [Abstract]
Defined contribution plan, requisite service period	6 months
Defined contribution plan, employer contributions	$ 357,000	$ 328,000
Supplemental retirement plan, expense	$ 490,000	551,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Days Earned For Bonus	7 days 12 hours
Minimum Days Earned for Bonus	2 days 12 hours
Accrued Bonuses	$ 501,000	$ 597,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan, purchase discount of the market value	15.00%
Employee Stock Purchase Plan, maximum annual employee purchase amount	$ 25,000
Employee Stock Purchase Plan, maximum annual employee purchase amount as a percent of annual salary	5.00%